ENTITY-WIDE DISCLOSURE (Detail Textuals)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Revenue, Major Customer [Line Items]
Concentration risk, customer description	10% or more
Accounts receivable | Customer A
Revenue, Major Customer [Line Items]
Percentage from accounts receivables for year end	36.00%	40.00%